CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020
Temporary Equity, Shares Outstanding	6,000,000	6,000,000
SPRING VALLEY ACQUISITION CORP
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Common Class A [Member]
Common shares, par value, (per share)	$ 0.0001
Common Class A [Member] | SPRING VALLEY ACQUISITION CORP
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	300,000,000	300,000,000	300,000,000	300,000,000
Common shares, shares issued	0	0	0	0
Total Shares (shares)	0	0	0	0
Class A Ordinary Shares Subject to Possible Redemption. | SPRING VALLEY ACQUISITION CORP
Temporary equity, shares issued	23,000,000	23,000,000	23,000,000	23,000,000
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	23,000,000	23,000,000	23,000,000	23,000,000
Temporary Equity, Redemption Price Per Share	$ 10.10	$ 10.10	$ 10.10	$ 10.10
Common Class B [Member]
Common shares, par value, (per share)	0.0001
Common Class B [Member] | SPRING VALLEY ACQUISITION CORP
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Common shares, shares issued	5,750,000	5,750,000	5,750,000	5,750,000
Total Shares (shares)	5,750,000	5,750,000	5,750,000	5,750,000